Other liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Liabilities Abstract
Other liabilities
12	Other liabilities

	December 31,	December 31,
	2020	2019
	$	$
Current
Profit-sharing and other employee related obligations (a)	7,267	7,248
Current portion of lease liabilities	295	-

	7,562	7,248

Non-current

Other employee related obligations	1,426	1,297
Lease Liabiilities	781	257
	2,207	1,554

(a)	Profit sharing and other employee related obligations

As at December 31, 2020, there is a provision amounting to $2,244 for employee profit sharing in Peru and $4,929 for wages, salaries and other employee benefits outstanding (December 31, 2019 - $4,118 and $3,130, respectively).